FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	$ 1,051	$ 1,465
Derivative financial assets	1,500	1,094	$ 1,659
Total financial assets	2,660	2,839
Total financial liabilities	109	280
Long-term debt	14,290	14,448	16,080
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,373	1,129
Derivative financial liabilities	0	23
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	92	68	8
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,332	1,152	1,683
Derivative financial liabilities	22	149
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(122)	(39)	$ 19
Derivative financial liabilities	0	44
Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	87	64
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	15,110	16,134
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	1,051	1,465
Total financial assets	1,051	1,465
Total financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in publicly traded companies	0	0
Total financial assets	1,609	1,374
Total financial liabilities	109	280
Level 2 of fair value hierarchy [member] | At fair value [member] | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	41
Derivative financial liabilities	0	23
Level 2 of fair value hierarchy [member] | At fair value [member] | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	92	68
Level 2 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,354	1,301
Derivative financial liabilities	22	149
Level 2 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	122	5
Derivative financial liabilities	0	44
Level 2 of fair value hierarchy [member] | At fair value [member] | Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 87	$ 64